TRADE RECEIVABLES (Details 2) - Bad Debt Provision [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (839.9)	R$ (721.0)
Effects of movements in foreign exchange in the balance sheet	34.4	(16.4)
Additions	(68.6)	(140.0)
Reversals	5.8	7.3
Write-off	31.3	30.2
Final balance	R$ (837.0)	R$ (839.9)